UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:_______
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          S & E Partners, L.P.
Address:       660 Madison Avenue, 20th Floor
               New York, NY 10021

Form 13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Craig Effron
Title:         President
Phone:         212-355-5600

Signature, Place, and Date of Signing:

/s/ Craig Effron                New York, NY                 8/05/04
---------------------        -----------------         --------------------
   [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         102

Form 13F Information Table Value Total:         $463,256
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number      Name

     01     28-04329                  Scoggin LLC


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Quarter Ended 6/30/04

                                           Form 13F Information Table

       Column 1                  Column 2   Column 3   Column 4   Column 5              Column 6    Column 7         Column 8
                                  Title                 Value      SHRS or    SH/Put   Investment    Other          Voting Authority
    Name of Issuer               of Class     Csip     (x1000)     PRN AMT   PRN Call  Discretion   Managers  Sole   Shared   None
Abitibi Consolidated Inc          common    003924107   3,268     475,000.00    SH        Sole                Sole
Abitibi Consolidated Inc          common    003924107   4,841     703,700.00    SH       Defined       01     Sole
Advanced Medical Optics,Inc.      common    00763M108     532      12,500.00    SH        Sole                Sole
Advanced Medical Optics,Inc.      common    00763M108   1,384      32,500.00    SH       Defined       01     Sole
Advanced Medical Optics,Inc.      common    00763M108   4,257     100,000.00   Call       Sole                Sole
Advanced Medical Optics,Inc.      common    00763M108   5,108     120,000.00   Call      Defined       01     Sole
Altria Group, Inc.                common    02209S103  12,513     250,000.00   Call       Sole                Sole
Altria Group, Inc.                common    02209S103  17,518     350,000.00   Call      Defined       01     Sole
Antehm, Inc.                      common    03674B104   5,821      65,000.00   Call       Sole                Sole
Antehm, Inc.                      common    03674B104   7,075      79,000.00   Call      Defined       01     Sole
Aviall, Inc                       common    05366B102   3,802     200,000.00    SH        Sole                Sole
Aviall, Inc                       common    05366B102   4,787     251,800.00    SH       Defined       01     Sole
Bank of America Corporation       common    060505104   4,699      55,530.00    SH        Sole                Sole
Bank of America Corporation       common    060505104   4,231      50,000.00   Call       Sole                Sole
Bank of America Corporation       common    060505104   5,077      60,000.00   Call      Defined       01     Sole
Boise Cascade Corporation         common    097383103     715      19,000.00    SH       Defined       01     Sole
Boise Cascade Corporation         common    097383103   9,884     262,600.00   Call       Sole                Sole
Boise Cascade Corporation         common    097383103  14,510     385,500.00   Call      Defined       01     Sole
Cavco Ind.                        common    149568107   3,467      87,500.00    SH        Sole                Sole
Cavco Ind.                        common    149568107   1,153      29,100.00    SH       Defined       01     Sole
Cheniere Energy Inc               common    16411R208   3,503     179,000.00    SH        Sole                Sole
Cheniere Energy Inc               common    16411R208   4,409     225,300.00    SH       Defined       01     Sole
Ciena Corp                        common    171779101   2,628     710,400.00    SH        Sole                Sole
Conseco Inc.                      common    208464883   1,990     100,000.00    SH        Sole                Sole
Conseco Inc.                      common    208464883   2,587     130,000.00    SH       Defined       01     Sole
Corrections Corp of America       common    22025Y407   2,962      75,000.00    SH        Sole                Sole
Corrections Corp of America       common    22025Y407   3,752      95,000.00    SH       Defined       01     Sole
Dade Intl                         common    23342j206   3,560      75,000.00    SH        Sole                Sole
Dade Intl                         common    23342j206   4,984     105,000.00    SH       Defined       01     Sole
Darling International             common    237266101     788     187,500.00    SH        Sole                Sole
Darling International             common    237266101   1,149     273,500.00    SH       Defined       01     Sole
Fidelity National Financial Inc.  common    316326107   3,734     100,000.00   Call       Sole                Sole
Fidelity National Financial Inc.  common    316326107   4,854     130,000.00   Call      Defined       01     Sole
Footlocker, Inc                   common    344849104   3,651     150,000.00    SH        Sole                Sole
Footlocker, Inc                   common    344849104   4,503     185,000.00    SH       Defined       01     Sole
GenCorp Inc                       common    368682100   4,945     369,300.00    SH        Sole                Sole
GenCorp Inc                       common    368682100   6,652     496,800.00    SH       Defined       01     Sole
Genworth Financial Inc-Class A    common    37247D106   2,295     100,000.00    SH        Sole                Sole
Genworth Financial Inc-Class A    common    37247D106   2,984     130,000.00    SH       Defined       01     Sole
Guidant Corporation               common    401698105   5,588     100,000.00   Call       Sole                Sole
Guidant Corporation               common    401698105   7,544     135,000.00   Call      Defined       01     Sole
Halliburton Company               common    406216101   4,539     150,000.00   Call       Sole                Sole
Halliburton Company               common    406216101   5,749     190,000.00   Call      Defined       01     Sole
Hayes Lemmerz International       common    420781304   1,133      75,000.00    SH        Sole                Sole
Hayes Lemmerz International       common    420781304   1,738     115,000.00    SH       Defined       01     Sole
Highland Hospitality Corp         common    430141101   1,307     130,000.00    SH        Sole                Sole
Highland Hospitality Corp         common    430141101   1,680     167,200.00    SH       Defined       01     Sole
Hudson Highland Group             common    443792106   7,665     250,000.00    SH        Sole                Sole
Hudson Highland Group             common    443792106   9,808     319,900.00    SH       Defined       01     Sole
Kansas City Southern Industry     common    485170302     620      40,000.00    SH        Sole                Sole
Kansas City Southern Industry     common    485170302     671      43,300.00    SH       Defined       01     Sole
Liberty Media Corporation         common    530718105   4,495     500,000.00    SH        Sole                Sole
Liberty Media Corporation         common    530718105   5,394     600,000.00    SH       Defined       01     Sole
McLeod USA Inc Cl A               common    582266706       6      13,513.00    SH        Sole                Sole
Merck & Co., Inc.                 common    589331107   3,563      75,000.00   Call       Sole                Sole
Merck & Co., Inc.                 common    589331107   4,513      95,000.00   Call      Defined       01     Sole
Monolithic System Tech            common    609842109     842     112,500.00    SH        Sole                Sole
Monolithic System Tech            common    609842109   1,107     148,000.00    SH       Defined       01     Sole
National Processing               common    637229105   2,875     100,000.00    SH        Sole                Sole
national Processing               common    637229105   3,594     125,000.00    SH       Defined       01     Sole
NeighborCare Inc.                 common    64015Y104   5,467     175,000.00    SH        Sole                Sole
NeighborCare Inc.                 common    64015Y104   6,967     223,000.00    SH       Defined       01     Sole
NeighborCare Inc.                 common    64015Y104     781      25,000.00   Call       Sole                Sole
NeighborCare Inc.                 common    64015Y104     937      30,000.00   Call      Defined       01     Sole
Neiman Marcus Group, Inc-Class
B                                 common    640204301   3,613      69,750.00    SH        Sole                Sole
Neiman Marcus Group, Inc-Class
B                                 common    640204301   5,074      97,950.00    SH       Defined       01     Sole
News Corporation Limited          common    652487703  13,283     375,000.00    SH        Sole                Sole
News Corporation Limited          common    652487703  24,943     704,200.00    SH       Defined       01     Sole
News Corporation Limited          common    652487802   9,864     300,000.00   Call       Sole                Sole
News Corporation Limited          common    652487802  11,508     350,000.00   Call      Defined       01     Sole
Omnicare Inc                      common    681904108   2,141      50,000.00    SH        Sole                Sole
Omnicare Inc                      common    681904108   2,676      62,500.00    SH       Defined       01     Sole
Oneida                            common    682505102     259     160,000.00    SH        Sole                Sole
Oneida                            common    682505102     384     237,300.00    SH       Defined       01     Sole
PeopleSoft, Inc.                  common    712713106   1,848      99,899.00    SH        Sole                Sole
PeopleSoft, Inc.                  common    712713106   1,850     100,000.00   Call       Sole                Sole
PeopleSoft, Inc.                  common    712713106   2,405     130,000.00   Call      Defined       01     Sole
Pfizer Inc                        common    717081103  14,491     422,730.00    SH        Sole                Sole
PG&E Corporation                  common    69331C108  11,176     400,000.00    SH        Sole                Sole
PG&E Corporation                  common    69331C108  16,485     590,000.00    SH       Defined       01     Sole
PG&E Corporation                  common    69331C108   5,588     200,000.00   Call       Sole                Sole
PG&E Corporation                  common    69331C108   6,845     245,000.00   Call      Defined       01     Sole
R.R. Donnelley & Sons Co          common    257867101   6,604     200,000.00    SH        Sole                Sole
R.R. Donnelley & Sons Co          common    257867101   7,925     240,000.00    SH       Defined       01     Sole
R.R. Donnelley & Sons Co          common    257867101   1,816      55,000.00   Call       Sole                Sole
R.R. Donnelley & Sons Co          common    257867101   2,371      71,800.00   Call      Defined       01     Sole
Revlon Inc cl A                   common    761525500     295     100,000.00    SH        Sole                Sole
Revlon Inc cl A                   common    761525500     413     140,000.00    SH       Defined       01     Sole
Sanofi-Synthelabo SA              common    80105N105   3,199     100,000.00   Call       Sole                Sole
Sanofi-Synthelabo SA              common    80105N105   3,839     120,000.00   Call      Defined       01     Sole
Texas Genco  Holdings Inc.        common    882443104   3,382      75,000.00    SH        Sole                Sole
Texas Genco  Holdings Inc.        common    882443104   4,622     102,500.00    SH       Defined       01     Sole
Time Warner Inc.                  common    887317105   2,637     150,000.00   Call       Sole                Sole
Time Warner Inc.                  common    887317105   3,340     190,000.00   Call      Defined       01     Sole
TV Azteca ADR's                   common    901145102   4,320     500,000.00    SH        Sole                Sole
TV Azteca ADR's                   common    901145102   6,394     740,000.00    SH       Defined       01     Sole
Univision Communications          common    914906102   1,111      34,800.00    SH        Sole                Sole
USG Corporation                   common    903293405     686      39,000.00    SH        Sole                Sole
USG Corporation                   common    903293405     853      48,500.00    SH       Defined       01     Sole
WR Grace & Co                     common    38388F108     620     100,000.00    SH        Sole                Sole
WR Grace & Co                     common    38388F108     806     130,000.00    SH       Defined       01     Sole
Yahoo Inc                         common    984332106   4,440     122,000.00    SH        Sole                Sole
                                                      463,256


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